Consolidated Statements of Financial Position - HKD ($)	Mar. 31, 2026	Mar. 31, 2025
Current assets
Cash and cash equivalent	$ 36,308,320	$ 1,384,211
Prepayments and deposits	833,089	2,289,826
Trade and other receivables	5,448,282	1,643,862
Contract fulfilment costs	324,521	662,929
Deferred listing expenses		1,471,020
Total current assets	42,914,212	7,451,848
Non-current assets
Property, plant and equipment	20,831,152	14,505,410
Right-of-use assets	572,673	169,512
Rental deposit	63,131
Prepayment	694,032	2,356,132
Total non-current assets	22,160,988	17,031,054
Total assets	65,075,200	24,482,902
Current liabilities
Trade and other payables	2,407,049	9,914,613
Contract liabilities		4,667,773
Lease liabilities	194,501	169,581
Amount due to a shareholder	189,922	689,922
Amounts due to directors	392,298	821,243
Bank and other borrowings	6,978,895	29,223,655
Total current liabilities	10,162,665	45,486,787
Non-current liabilities
Lease liabilities	368,621
Total liabilities	10,531,286	45,486,787
Shareholders’ equity (deficit)
Share capital	100,425	78,000
Share premium	92,402,732	5,048,160
Other reserve	12,505,856	11,221,781
Accumulated deficit	(50,465,099)	(37,351,826)
Total Shareholders’ equity (deficit)	54,543,914	(21,003,885)
Total liabilities and shareholders’ equity/deficit	$ 65,075,200	$ 24,482,902